Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2020 at Dec. 31, 2020	$ 26	$ 145,111	$ 4,794,261	$ (7,480,678)	$ (2,541,280)
Beginning balance, shares at Dec. 31, 2020	25,845	145,110,129
Net loss				(818,211)	(818,211)
Stock Issued During Period, Value, Issued for Services		550	8,150		8,700
Balance - September 30, 2021 at Sep. 30, 2021	$ 26	$ 215,855	6,640,573	(8,298,889)	(1,442,435)
Common Stock Issued for Services, shares		550,000
Ending balance, shares at Sep. 30, 2021	25,845	215,854,395
Common stock issued for conversion of convertible note payables		$ 32,351	291,169		323,520
Common stock issued for conversion of convertible note payable, shares		32,350,978
Common stock sold for cash		$ 35,500	497,000		532,500
Common stock sold for cash, shares		35,500,000
Beneficial conversion feature discount on notes payable			360,000		360,000
Balance - December 31, 2020 at Jun. 30, 2021	$ 26	$ 197,655	6,428,833	(7,967,456)	(1,340,942)
Beginning balance, shares at Jun. 30, 2021	25,845	197,654,395
Net loss				(331,433)	(331,433)
Balance - September 30, 2021 at Sep. 30, 2021	$ 26	$ 215,855	6,640,573	(8,298,889)	(1,442,435)
Ending balance, shares at Sep. 30, 2021	25,845	215,854,395
Common stock issued for conversion of convertible note payables		$ 8,000	72,000		80,000
Common stock issued for conversion of convertible note payable, shares		8,000,000
Common stock sold for cash		$ 10,200	142,800		153,000
Common stock sold for cash, shares		10,200,000
Balance - December 31, 2020 at Dec. 31, 2021	$ 26	$ 220,255	7,059,098	(8,544,232)	(1,264,853)
Beginning balance, shares at Dec. 31, 2021	25,896	220,254,396
Net loss				(775,217)	(775,217)
Stock Issued During Period, Value, Issued for Services		100	800		900
Balance - September 30, 2021 at Sep. 30, 2022	$ 26	$ 309,083	7,162,069	(9,005,473)	(1,534,295)
Common Stock Issued for Services, shares		100,000
Ending balance, shares at Sep. 30, 2022	25,896	309,083,423
Common stock issued for conversion of convertible note payables		$ 11,250	78,750		90,000
Common stock issued for conversion of convertible note payable, shares		11,250,000
Balance - December 31, 2020 at Jun. 30, 2022	$ 26	$ 280,793	7,103,833	(8,956,269)	(1,571,617)
Beginning balance, shares at Jun. 30, 2022	25,896	280,792,951
Net loss				(49,204)	(49,204)
Balance - September 30, 2021 at Sep. 30, 2022	$ 26	$ 309,083	$ 7,162,069	$ (9,005,473)	$ (1,534,295)
Ending balance, shares at Sep. 30, 2022	25,896	309,083,423